Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

Note 27

Related Party Transactions

The following significant transactions took place between the Company and related parties within the BW Group, Scorpio Holdings and Swire Pacific Offshore Holdings Group at terms agreed between the parties:

EUR’000	2024	2023	2022
Purchases of services from related parties	(8,260)	(9,216)	(8,047)
BW Group Limited (including subsidiaries)	(7,121)	(9,199)	(7,932)
Scorpio Holdings Limited (including subsidiaries)	(1,139)	(17)	—
Swire Pacific Offshore Holdings Group	—	—	(115)
Receivables from related parties at reported period	214	592	—
Scorpio Holdings Limited (including subsidiaries)	214	592	—
Payables to related parties at reported period	223	162	89
BW Group Limited (including subsidiaries)	181	10	89
Scorpio Holdings Limited (including subsidiaries)	42	152	—

Related party transactions over the reporting period are primarily linked to guarantee fees issued by the BW Group Limited, bunker supply by Hafnia Pools (member of the BW Group), costs related to training expenses by the BW Maritime and administrative expenses to Scorpio Services Holding.

In addition, Cadeler has not had significant transactions with the members of the Cadeler Board and the Executive Management apart from remuneration and expenses. Cadeler has not provided or granted any loans or guarantees to its directors or Executive Management. For information on remuneration paid to members of the Cadeler Board and Executive Management, refer to Note 8.

Group’s Related Party Transactions

Members of Cadeler’s Executive Management and its board of directors, as well as their respective close family members and entities controlled by them or over which they have significant influence are considered related parties of Cadeler. BW Altor Pte. Ltd. (“BW Altor”) and Scorpio Holdings Limited (“Scorpio Holdings”), and certain of their respective affiliates are considered related parties as they are deemed to be controlled by, or under the significant influence of, Andreas Sohmen-Pao and Emanuele Lauro (each members of Cadeler’s board of directors), respectively. For the financial year 2022, Swire Pacific Limited (“Swire Pacific”) was considered a related party of Cadeler in light of its significant ownership stake and the fact that one of its employees served as a director on the Cadeler board of directors but, for accounting purposes, with effect from 1 January 2023, Cadeler has no longer considered Swire Pacific to be a related party due to its reduced ownership percentage and the fact that it is no longer represented on Cadeler’s board of directors.

For the financial years ended 31 December 2024, 2023 and 2022, there were no material transactions between Cadeler or any company of the Cadeler Group and BW Altor, Scorpio Holdings and/or Swire Pacific (or their respective affiliates) other than the transactions described below.

Share lending agreement with BW Altor

In October 2022, Cadeler entered into a share lending agreement with BW Altor as the share lender for the purpose of facilitating delivery versus payment settlement of the Cadeler shares to be delivered to investors in connection with a private placement that took place in October 2022. As compensation for such share lending, BW Altor received a customary fee paid by Cadeler until the Cadeler Shares were redelivered and admitted to trading on the Oslo stock exchange. The amount paid to BW Altor pursuant to such share lending agreement amounted to EUR 85,000.

Guarantees provided by BW Group

BW Group has provided COSCO with four guarantees in respect of the sums payable by Cadeler in accordance with the contract for the construction of certain newbuilt P-Class and A-Class WTIVs in 2021, 2022 and 2023. Under this guarantee arrangement, certain fees are payable by the Group to BW Group until the guarantees are discharged in full.

On 27 May 2024, additional guarantees were provided in respect of the sums owed by Cadeler pursuant to the recently ordered third A-Class vessel.

Note 27

Related Party Transactions

Continued from previous page

Bunker supply from Hafnia Pools (affiliate of BW Group)

In April 2022, Hafnia Pools Pte Ltd, which is an affiliate of BW Group, and Cadeler entered into a service level agreement pursuant to which Hafnia Pools Pte Ltd agreed to supply marine bunker oil and related products to Cadeler’s vessels in the port of Rotterdam and other ports in the Rotterdam area at market rates. The agreement includes standard terms and conditions, including related to late payments, termination, a cap on the liability of Hafnia Pools Pte Ltd and indemnification for third-party claims raised by suppliers of the fuel against Hafnia Pools Pte Ltd.

Performance guarantees issued by Swire Offshore Holdings Group

During the course of 2020, Swire Pacific Offshore Holdings Limited, through its subsidiary Swire Pacific Offshore Operations Pte. Ltd., issued four performance guarantees and four bank guarantees in favour of the Cadeler Group’s customers as security for performance of the Cadeler Group’s obligations under its customers’ contracts. These guarantees covered a period up until April 2022. Following the sale of Swire Pacific Offshore Holdings Limited by Swire Pacific in April 2022, Swire Pacific Offshore Holdings Limited is no longer considered to be a related party as it is no longer controlled by a significant shareholder of Cadeler, and the Cadeler Group put new performance guarantees in place.

In connection with the guarantees provided by Swire Pacific Offshore Holdings Limited, Cadeler entered into a deed of recourse with Swire Pacific Offshore Operations Pte Ltd., which has since terminated, pursuant to which:

–Cadeler had an obligation to indemnify Swire Pacific Offshore Operations Pte Ltd. for any liabilities incurred by Swire Pacific Offshore Operations Pte Ltd. in performing its obligations under the performance guarantees or in respect of any payments made under the bank guarantees; and
–Cadeler had an obligation to pay Swire Pacific Offshore Operations Pte Ltd. an arm’s length fee for each guarantee issued and procured respectively by Swire Pacific Offshore Operations Pte Ltd. in favour of Cadeler’s customers.

Transitional Service Agreement entered into in connection with Cadeler’s listing on the OSE

In October 2020, Cadeler entered into a transitional service agreement with Swire Pacific Offshore Operations Pte Ltd regarding services to be rendered to Cadeler during a transitional period following the initial public offering and admission to trading of the Cadeler shares on the OSE. Such services included, inter alia, assistance with financial reporting, tax, insurance, internal audit, IT, HR, procurement, technical and HSEQ support and services. The term of the agreement was limited to one year and could be terminated by either party at any time with three months’ prior written notice. The agreement terminated in accordance with its terms in October 2021.

Training courses provided by BW Maritime

BW Maritime has provided training courses for Cadeler’s onshore staff and traveling costs reimbursements for board members

Administrative support provided by Scorpio Services Holding

The Group, due to the business combination with Eneti, holds an agreement with Scorpio Services Holding (“SSH”) for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services for which it is due to reimburse to SSH the direct and indirect expenses incurred while providing such services.

Ultramax and Kamsarmax pools

Through the business combination the Company acquired receivables positions from Eneti transactions to Scorpio Group related parties for commercial management services. These services involved securing employment for Eneti’s drybulk vessels in the spot market or on time charters. The pools are owned by Scorpio Holdings which is considered a related party.